Commitments and Contingencies	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Employment contracts

The Company’s executive officers have entered into employment contracts and confidentiality, non-disclosure and assignment of invention agreements. The employment agreements do not provide for the payment of any compensation to our executive officers.

Litigation

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable. During the period of October 5, 2017 (inception) to December 31, 2017 and through the issuance of these financial statements, the Company was not involved in any legal proceedings.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Employment contracts

The Company’s executive officers have entered into employment contracts and confidentiality, non-disclosure and assignment of invention agreements. The employment agreements do not provide for the payment of any compensation to our executive officers.

Litigation

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable. During the period of these quarterly statements from December 31, 2017 to September 30, 2018, and through the issuance of these financial statements, the Company was not involved in any legal proceedings.